N-2	12 Months Ended
Mar. 31, 2024 $ / shares
Cover [Abstract]
Entity Central Index Key	0001918642
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	StepStone Private Venture and Growth Fund
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$30.08	$25.00
Activity from investment operations:
Net investment income (loss)[1]	(1.47)	(0.83)
Net realized gain (loss) and change in unrealized appreciation (depreciation) on investments	7.80	5.91
Total from investment operations	6.33	5.08
Net Asset Value per share, end of period	$36.41	$30.08
Net Assets, end of period (in thousands)	$109	$30
Ratios to average shareholders’ equity:
Net investment income (loss)[2]	(4.43)%	(2.49)%
Gross expenses[3]	7.13%	7.80%
Adviser expense (reimbursement)/recoupment[4]	(0.48)%	(2.09)%
Management fees voluntarily waived[4]	(0.23)%	(0.78)%
Net expenses[3]	6.42%	4.94%
Total return[5,6]	21.04%	20.32%
Portfolio turnover rate[7]	0.19%	0.05%
Senior Securities:
Total borrowings (000s)	$—	$30,000
Asset coverage per $1,000 unit of senior indebtedness[8]	N/A	7,222

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Board provides broad oversight over the Fund’s investment program, management and operations and has the right to delegate management responsibilities. StepStone Group Private Wealth LLC serves as the Fund’s investment adviser (“Adviser”). The Adviser oversees the management of the Fund’s day-to-day activities including structuring, governance, distribution, reporting and oversight. StepStone Group LP (“StepStone”) serves as the Fund’s investment sub-adviser (“Sub-Adviser”) and is responsible for the day-to-day management of the Fund’s assets. StepStone Group Private Wealth LLC is a wholly owned subsidiary of StepStone.

The Fund’s investment objective is to achieve long-term capital appreciation by investing in venture capital and growth equity assets, along with other private assets, (“Private Market Assets”) focused on the innovation economy, the most dynamic companies, technologies and sectors identified by StepStone as benefiting from attractive secular trends.

Risk [Text Block]

An investment in the Fund involves material risks, including performance risk, liquidity risk, business and financial risk, risks associated with the use of leverage, valuation risk, tax risk and other risks that should be carefully considered prior to investing and investing should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

The Fund offers four separate classes of shares of beneficial interest designated as Class I Shares, Class D Shares, Class S Shares and Class T Shares. Each class of Shares is subject to different fees and expenses.

The minimum initial investment in Class I Shares by an investor in the Fund is $1.0 million. The minimum initial investment in Class D Shares, Class S Shares and Class T Shares by an investor is $50,000. The minimum initial investment may be reduced at the Adviser's discretion. Investors purchasing Class S Shares and Class T Shares may be charged a sales load up to a maximum of 3.50% and investors purchasing Class D Shares may be charged a sales load up to a maximum of 1.50%. Investors purchasing Class I Shares are not charged a sales load. The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar month at the Fund’s then-current NAV per share (determined as of the close of business on the last business day of the immediately preceding month).

The following table summarizes the Capital Share transactions for the year ended March 31, 2024 and the period ended March 31, 2023:

	For the Year Ended March 31, 2024		For the Period Ended March 31, 2023*
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class I
Proceeds from shares issued	5,807,404	$193,234,285	6,167,112	$161,808,088
Reinvestment of distributions	—	—	—	—
Repurchase of shares	(14,118)	(516,166)	—	—
Exchange of shares	3,215	108,765	—	—
Net increase (decrease)	5,796,501	$192,826,884	6,167,112	$161,808,088

Class D
Proceeds from shares issued	62,190	$2,050,000	25,073	$743,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	660	17,815	—	—
Net increase (decrease)	62,850	$2,067,815	25,073	$743,000

Class S
Proceeds from shares issued	1,699,031	$58,938,930	1,000	$25,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	(1,491)	(52,236)	—	—
Net increase (decrease)	1,697,540	$58,886,694	1,000	$25,000

Class T
Proceeds from shares issued	4,397	$142,375	1,000	$25,000
Reinvestment of distributions	—	—	—	—
Repurchase of shares	—	—	—	—
Exchange of shares	(2,401)	(74,344)	—	—
Net increase (decrease)	1,996	$68,031	1,000	$25,000

*	The Fund commenced operations on November 1, 2022.

The Adviser intends to recommend to the Board, subject to the Board’s discretion, that the Fund offer a quarterly share repurchase program where the total aggregate amount of Share repurchases will be up to 2.50% of the Fund’s outstanding Shares each quarter. In the event that Shareholders, in the aggregate, submit for repurchase more than the number of Shares that the Fund will offer to repurchase, the Fund may repurchase the Shares on a pro rata basis, which may result in the Fund not honoring the full amount of a Share repurchase requested by a Shareholder. Any repurchase of Shares which have been held for less than one year by a Shareholder, as measured through the date of redemption, will be subject to an early repurchase fee equal to 2.00% of the NAV of the Shares repurchased by the Fund. The Fund has no obligation to repurchase Shares at any time; any such repurchases will only be made at such times, in such amounts and on such terms as may be determined by the Board of Trustees, in its sole discretion.

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 36.71
Class D Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	36.51
Class S Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	36.41
Class T Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 36.41